Inventories (Tables)	3 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Summary of Inventories

(In thousands of Euros)	December 31, 2023	September 30, 2023
Raw materials	81,567	69,580
Work in progress	29,166	23,102
Finished goods	533,634	502,410
Total inventories at the lower of cost and net realizable value	644,367	595,092